19. Deferred taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	R$ 933,815	R$ 1,054,103	R$ 1,252,416	R$ 1,183,942
Deferred tax liabilities	(1,195,057)	(1,090,857)	(1,066,071)	(1,055,700)
Deferred tax assets (liabilities), net	(261,242)	(36,754)	R$ 186,345	R$ 128,242
to be realized within 12 months
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	158,294	221,999
Deferred tax liabilities	(32,546)	(51,520)
to be realized after one year
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	775,521	832,104
Deferred tax liabilities	R$ (1,162,511)	R$ (1,039,337)